Other Income - Net - Summary of Other Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Income Expense [Abstract]
Insurance recovery	$ (6,326)	$ (12,971)	$ (6,295)
Sale of fixed assets	(12,616)	(87,880)	(5,365)
Cancellation of non-eligible liabilities and provisions	(30,792)	(25,220)	(24,948)
Other income	(77,670)	(102,467)	(27,724)
Total of other income	(127,404)	(228,538)	(64,332)
Repair of damage from natural disasters	10,177	4,857	18,262
Cost of retirement and disposal of fixed assets	14,274	45,890	5,339
Other expenses	16,549	72,715	24,855
Total other expenses	41,000	123,462	48,456
Other expense (income) – Net	$ (86,404)	$ (105,076)	$ (15,876)